Condensed Statements of Cash Flows (IMAC Regeneration Center of St Louis, LLC) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net (loss) income			$ (2,895,747)	$ (649,534)	$ (916,532)	$ (397,440)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization			544,821	36,422	65,895
Deferred rent			136,470	55,517	64,753
(Increase) decrease in operating assets:
Accounts receivable, net			547,667	(194,386)	(208,416)	305,000
Other assets			(330,285)	(37,994)	(90,296)	(2,743)
Security deposits			(410,335)	(21,000)	(27,828)
Increase (decrease) in operating liabilities:
Accounts payable and accrued expenses			826,149	90,337	53,673	2,991
Patient deposits			719,831	100,122	130,906
Lease incentive obligation			544,658		60,428
Net cash provided by operating activities			(1,613,156)	(137,109)	(436,976)	(880,589)
Cash flows from investing activities:
Purchase of property and equipment			(2,405,999)	(492,812)	(546,470)
Net cash used in investing activities			(2,058,351)	(441,650)	(472,515)	(421,603)
Cash flows from financing activities:
Proceeds from notes payable			3,429,430		200,000	500,000
Payments on notes payable			(148,901)	(65,734)	(85,916)
Proceeds from line of credit			494,975		25,000
Payments on line of credit			(140,000)
Net cash (used in) provided by financing activities			3,785,593	19,709	161,074	2,178,397
Net (decrease) increase in cash			114,086	(559,050)	(748,417)	876,205
Cash, beginning of period	$ 127,788	$ 876,205	127,788	876,205	876,205
Cash, end of period			241,874	317,155	127,788	876,205
IMAC Regeneration Center of St. Louis, LLC [Member]
Cash flows from operating activities:
Net (loss) income	(243,094)	20,462			14,608	(495,546)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	39,036	27,104			134,563	70,979
Deferred rent	(1,750)				33,259	65,700
(Increase) decrease in operating assets:
Accounts receivable, net	(38,438)	44,428			30,388	286,548
Other assets	15,725	(1,715)			2,371	(31,726)
Security deposits					50,000	(504,814)
Increase (decrease) in operating liabilities:
Accounts payable and accrued expenses	165,196	(33,077)			(51,059)	90,507
Patient deposits	79,901	4,556			(42,567)	205,743
Lease incentive obligation	(14,882)	(9,267)			69,614	355,230
Net cash provided by operating activities	1,694	52,491			241,178	42,621
Cash flows from investing activities:
Purchase of property and equipment	(7,706)	(127,690)			(247,864)	(836,199)
Net cash used in investing activities	(7,706)	(127,690)			(247,864)	(836,199)
Cash flows from financing activities:
Proceeds from notes payable						881,387
Payments on notes payable	(12,843)	(35,834)			(49,987)	(67,012)
Payments on related party note payable					(79,212)
Proceeds from line of credit		130,000			300,000
Payments on line of credit					(150,000)
Net cash (used in) provided by financing activities	(12,843)	94,166			20,801	814,375
Net (decrease) increase in cash	(18,856)	18,967			14,115	20,797
Cash, beginning of period	34,911	20,797	$ 34,911	$ 20,797	20,797
Cash, end of period	$ 16,055	$ 39,764			$ 34,911	$ 20,797